Provisions for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Reconciliation of impairment charges
Recoveries	$ (128)	$ (87)	$ (102)
Impairment charges/(benefits)	390	196	139
Loans and credit commitments
Reconciliation of impairment charges
Business activity during the year	54	(136)	(94)
Net remeasurement of provision for ECL	463	416	336
Debt Securities | Amortised cost
Reconciliation of impairment charges
Impairment charges		$ 3	1
Debt Securities | FVOCI
Reconciliation of impairment charges
Impairment charges	$ 1		$ (2)